United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here id Amendment[ ]; Amendment Number: _______
 This amendment (Check only one.):	[ ] is a restatement.
	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	  Academy Capital Management
Address:  500 N. Valley Mills Suite 200
	  Waco, TX 76710

Form 13F File Number:	28-05974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager?

Name:	Robert Stovall
Title:	Operation Manager - CCO
Phone:	254-751-0555

Signature, Place, and Date of Signing:

Electronically filed in Waco, TX on October 27, 2010

Report Type (Check only once.):

[X]13F HOLDINGS REPORT, (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ]13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

28-5974 None

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:	0

Form 13F Information Table Entry Total:	40

Form 13F Information Table Value Total:	$268,103,000.00

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	____	28-________________	None

	[Repeat as necessary.]

ORM 13F INFORMATION TABLE

                     TITLE OF             VALUE    SHRS OR  SH /PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
   NAME OF INSURER     CLASS   CUSSIP    (X$1000)   PRN AMT  PRNCALL  DISCRETION  MANAGERS    SOLE    SHARED   NONE
Abbott Laboratories    com   002824100        5,134   98,280 SH          sole                  98,280       0       0
Allstate Corp          com   020002101        4,952  156,968 SH          sole                 156,968       0       0
American Express Co    com   025816109       11,995  285,383 SH          sole                 285,383       0       0
Apollo Group Inc       com   037604105       10,064  195,996 SH          sole                 195,996       0       0
ATT                    com   00206r102          250    8,729 SH          sole                   8,729       0       0
Bank of America        com   060505104          175   13,352 SH          sole                  13,352       0       0
Becton Dickinson & Co  com   075887109        9,372  126,476 SH          sole                 126,476       0       0
Citigroup Inc          com   172967101       14,0553,594,701 SH          sole               3,594,701       0       0
Coca-Cola Co.          com   191216100          371    6,345 SH          sole                   6,345       0       0
Colgate Palmolive Co   com   194162103          511    6,644 SH          sole                   6,644       0       0
Comcast Corp           com   20030n200       14,924  877,394 SH          sole                 877,394       0       0
Denny's Corp           com   24869p104           44   14,000 SH          sole                  14,000       0       0
Duetche Bank London D  com   25152c551          246   25,000 SH          sole                  25,000       0       0
Exxon Mobil Corp       com   30231g102        2,543   41,151 SH          sole                  41,151       0       0
General Electric Co.   com   369604103          178   10,955 SH          sole                  10,955       0       0
GlaxoSmithKline        com   37733w105        5,343  135,210 SH          sole                 135,210       0       0
Health Discovery Corp  com   42218r100          2431,214,603 SH          sole               1,214,603       0       0
Hershey Foods Corp     com   427866108        4,921  103,414 SH          sole                 103,414       0       0
Intel Corp             com   458140100       14,300  744,785 SH          sole                 744,785       0       0
ITT Educational Svcs   com   45068b109        8,971  127,660 SH          sole                 127,660       0       0
Johnson & Johnson      com   478160104       12,405  200,213 SH          sole                 200,213       0       0
Legg Mason Inc         com   524901105       13,053  430,659 SH          sole                 430,659       0       0
Masco Corp             com   574599106        2,797  254,053 SH          sole                 254,053       0       0
McCormick & Co         com   579780206        5,139  122,246 SH          sole                 122,246       0       0
McGraw-Hill Co.        com   580645109       14,331  433,496 SH          sole                 433,496       0       0
Medtronic Inc          com   585055106        8,523  253,812 SH          sole                 253,812       0       0
Microsoft Corp         com   594918104       12,814  523,224 SH          sole                 523,224       0       0
Moody's Corp           com   615369105       11,358  454,677 SH          sole                 454,677       0       0
Nestle Sa              com   641069406       11,163  208,328 SH          sole                 208,328       0       0
Pepsico Inc            com   713448108        1,431   21,542 SH          sole                  21,542       0       0
Philip Morris          com   718172109        5,307   94,726 SH          sole                  94,726       0       0
Power 3 Medical        com   73936a103            6  270,000 SH          sole                 270,000       0       0
Primerica Inc.         com   74164m108        1,565   76,950 SH          sole                  76,950       0       0
Proctor & Gamble       com   742718109        9,225  153,828 SH          sole                 153,828       0       0
Sara Lee Corp          com   803111103          215   16,000 SH          sole                  16,000       0       0
Sysco Corp.            com   871829107        4,227  148,219 SH          sole                 148,219       0       0
Time Warner Cable-A    com   88732j207        8,652  160,258 SH          sole                 160,258       0       0
Travelers Cos Inc      com   89417E109        5,119   98,253 SH          sole                  98,253       0       0
Unitedhealth Group In  com   91324p102       17,046  485,497 SH          sole                 485,497       0       0
Wal-Mart Stores        com   931142103       15,133  282,748 SH          sole                 282,748       0       0